Supplemental Operations Statement Information (Notes)	12 Months Ended
Sep. 30, 2014
Supplemental Operations Statement and Cash Flow Information [Abstract]
Supplemental Operations Statement and Cash Flow Information
NOTE 9 — SUPPLEMENTAL OPERATIONS STATEMENT AND CASH FLOW INFORMATION

	Year Ended September 30,
	2014	2013	2012
Advertising and promotion expenses	$121.8	$118.4	$126.4
Repair and maintenance expenses	58.6	41.6	38.6
Research and development expenses	10.2	8.6	7.9
Rent expense	11.3	4.8	4.1
Interest paid	143.3	76.3	33.7
Income taxes paid	11.9	25.5	35.8
Intercompany interest paid	—	—	17.7